SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

20. SHARE-BASED COMPENSATION

Compensation expenses recognized for share-based awards granted by the Group are as follows:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Included in:
Cost of revenues	502,523	521,293	446,120
Sales and marketing expenses	180,465	197,320	181,877
General and administrative expenses	2,345,895	1,821,817	1,111,415
Research and development expenses	186,666	185,645	165,512
Total	3,215,549	2,726,075	1,904,924
Share‑based compensation related to share options (a)	771,151	541,956	138,456
Share‑based compensation related to restricted share units (b)	813,294	1,097,177	1,250,460
Share-based compensation related to restricted shares (c)	1,631,104	1,086,942	516,008
Total	3,215,549	2,726,075	1,904,924

There was no income tax benefit recognized in the consolidated statements of comprehensive income for share-based compensation expenses and the Group did not capitalize any of the share-based compensation expenses as part of the cost of any assets during the years ended December 31, 2023, 2024 and 2025.

(a)Share-based compensation related to share options

2018 Share Option Plan

On August 20, 2018, the Group adopted the “Pre-IPO Share Option Scheme” (the “2018 Share Option Plan”), an equity-settled share-based compensation plan with the purpose of providing incentives and rewards to its employees, directors and consultants of the Group who have contributed or will contribute to the Group. The maximum number of shares that may be issued under the 2018 Share Option Plan shall be 350,225,435 Class A Ordinary Shares of the Group on December 28, 2018. Share options granted under the 2018 Share Option Plan have a contractual term of ten years from the stated vesting commencement date, and are generally scheduled to be vested over a continuous service period of one to five years.

Under the 2018 Share Option Plan, share options granted to employees of the Group are only exercisable upon the occurrence of an initial public offering of the Group.

20. SHARE-BASED COMPENSATION (Continued)

(a)Share-based compensation related to share options (Continued)

The following table summarizes activities of the Company’s share options under the 2018 Share Option Plan as converted to the number of ordinary shares of the Company:

			Weighted
		Weighted	average
	Number of	average	remaining	Aggregate
	options	exercise	contractual	intrinsic
	outstanding	price	life	value
		US$	In Years	US$ (in thousands)
Outstanding as of December 31, 2022	59,822,418	0.00002	7.30	278,373
Exercised	(17,029,713)	0.00002
Forfeited or Cancelled	(2,443,122)	0.00002
Outstanding as of December 31, 2023	40,349,583	0.00002	6.39	218,022

Outstanding as of December 31, 2023	40,349,583	0.00002	6.39	218,022
Exercised	(14,183,427)	0.00002
Forfeited or Cancelled	(322,209)	0.00002
Outstanding as of December 31, 2024	25,843,947	0.00002	5.47	158,682

Outstanding as of December 31, 2024	25,843,947	0.00002	5.47	158,682
Exercised	(15,577,452)	0.00002
Forfeited or Cancelled	(89,151)	0.00002
Outstanding as of December 31, 2025	10,177,344	0.00002	4.76	53,465
Vested and exercisable as of December 31, 2023	7,610,018	0.00002	5.81	41,119
Vested and exercisable as of December 31, 2024	6,682,319	0.00002	5.30	41,029
Vested and exercisable as of December 31, 2025	6,653,786	0.00002	4.45	34,954

No share option was granted under the 2018 Share Option Plan for the years ended December 31, 2023, 2024 and 2025.

During the years ended December 31, 2023, 2024 and 2025, the aggregate intrinsic value of share options exercised was US$92.8 million, US$72.8 million and US$102.4 million, respectively.

The total share-based compensation expenses recognized for share options during the years ended December 31, 2023, 2024 and 2025 were RMB771.2 million, RMB542.0 million and RMB138.5 million.

20. SHARE-BASED COMPENSATION (Continued)

(a)Share-based compensation related to share options (Continued)

As of December 31, 2025, there was RMB10.5 million of unrecognized compensation expense related to the share options granted to the Group’s employees, which are expected to be recognized over a weighted-average period of 1.0 years and may be adjusted for future changes in forfeitures.

(b)	Share-based compensation related to restricted share units

2020 Share Incentive Plan

In July 2020, the Group adopted a 2020 Global Share Incentive Plan (the “2020 Share Incentive Plan”), pursuant to which the maximum number of shares of the Group available for issuance pursuant to all awards under the 2020 Share Incentive Plan (the “Award Pool”) shall initially be 80,000,000 shares, plus an annual increase on the first day of each fiscal year of the Group during the ten-year term of this plan commencing with the fiscal year beginning January 1, 2021, by an amount equal to the lesser of (i) 1.0% of the total number of shares issued and outstanding on the last day of the immediately preceding fiscal year, and (ii) such number of shares as may be determined by the Board. The size of the Award Pool to be equitably adjusted in the event of any share dividend, subdivision, reclassification, recapitalization, split, reverse split, combination, consolidation or similar transactions.

In April 2022, the Group adopted the amended 2020 Global Share Incentive Plan (the “Amended 2020 Share Incentive Plan”), under which the maximum aggregate number of Class A Ordinary Shares, per value of US$0.00002 each, may be issued pursuant to all awards under the Amended 2020 Plan is 253,246,913 upon the Listing.

Pursuant to the Amended 2020 Share Incentive Plan, 25,371,822 restricted share units have been granted to employees of the Group during the year ended December 31, 2025, which are generally scheduled to be vested over a continuous service period of one to five years.

20. SHARE-BASED COMPENSATION (Continued)

(b)	Share-based compensation related to restricted share units (Continued)

The following table summarizes activities of the Company’s restricted share units under the 2020 Share Incentive Plan:

	Number of RSU	Weighted average grant-date
	outstanding	fair value
		US$
Outstanding as of December 31, 2022	41,502,498	6.08
Granted	46,425,615	6.03
Vested	(5,963,517)	5.90
Forfeited or Cancelled	(2,002,524)	6.21
Outstanding as of December 31, 2023	79,962,072	6.07

Outstanding as of December 31, 2023	79,962,072	6.07
Granted	29,718,591	5.08
Vested	(22,936,809)	5.85
Forfeited or Cancelled	(2,466,456)	5.48
Outstanding as of December 31, 2024	84,277,398	5.80

Outstanding as of December 31, 2024	84,277,398	5.80
Granted	25,371,822	6.06
Vested	(28,080,498)	5.84
Forfeited or Cancelled	(4,543,773)	5.58
Outstanding as of December 31, 2025	77,024,949	5.88

The total share-based compensation expenses recognized for restricted share units for the years ended December 31, 2023, 2024 and 2025 were RMB813.3 million, RMB1,097.2 million and RMB1,250.5 million.

As of December 31, 2025, there were RMB1,849.2 million of unrecognized compensation expenses related to restricted share units granted to the Group’s employees, which are expected to be recognized over a weighted-average period of 2.2 years and may be adjusted for future changes in forfeitures.

The total fair value of shares vested for restricted share units for the years ended December 31, 2023, 2024 and 2025 was RMB231.1 million, RMB901.5 million and RMB1,115.6 million.

20. SHARE-BASED COMPENSATION (Continued)

(c)	Share-based compensation related to restricted shares

2022 Share Incentive Plan

In May 2022, the Group adopted a 2022 Global Share Incentive Plan (the “2022 Share Incentive Plan”), pursuant to which the maximum number of shares of the Group available for issuance pursuant to all awards under the 2022 Share Incentive Plan (the “Award Pool”) shall be 125,692,439.

Pursuant to the 2022 Share Incentive Plan, 71,824,250 and 53,868,189 restricted Class A ordinary shares have been issued to Mr. PENG Yongdong, chairman and chief executive officer of the Group, and Mr. SHAN Yigang, an executive director of the Group, on May 5, 2022. Such restricted shares are not transferable and may not be sold, pledged or otherwise disposed of and are not entitled to receive dividends paid. Such restrictions will be removed in whole in five years from May 5, 2022 with restrictions on certain portions being removed each year, subject to the approval by a resolution of the Compensation Committee of the Board. The restricted shares are granted in two agreements and the vesting schedule according to each restricted share agreement is as below:

—50% of the restrictions on transfer and dividend rights of the restricted shares are removed on the first and second anniversary of the stated vesting commencement date respectively;

—One-third of the restrictions on transfer and dividend rights of the restricted shares are removed on the third, fourth and fifth anniversary of the stated vesting commencement date respectively.

By May 2025, the transfer and dividend rights restrictions of 45,830,712 and 34,373,035 restricted shares granted to Mr. PENG Yongdong and Mr. SHAN Yigang shall have been removed. Mr. PENG Yongdong and Mr. SHAN Yigang voluntarily extended the transfer and dividend rights restrictions of these restricted shares. The restriction of 9,000,000 restricted shares held by Mr. PENG Yongdong were removed in December 2025 and the other restricted shares were still subject to the restrictions on transfer and dividend rights.

The extension of the restriction on the restricted shares met the definition of a modification under ASC 718, with no incremental share-based compensation expense incurred and the restricted shares have been vested under the original vesting conditions.

The total share-based compensation expenses recognized in relation to the above restricted Class A ordinary shares for the years ended December 31, 2023, 2024 and 2025 were RMB1,225.9 million, RMB680.6 million and RMB395.0 million.

Shengdu Acquisition

According to the amended acquisition agreement signed between the Group, Shengdu and Shengdu’s original shareholders, the Group issued 44,315,854 restricted Class A Ordinary Shares to the Shengdu’s original shareholders to acquired Shengdu’s 51% equity interest on April 20, 2022. Such restricted shares are restricted from the transfer, sale, pledge or any other form of disposal. 30%, 30% and 40% of the restrictions on the restricted shares are removed on the first, second and the third anniversary of the stated vesting commencement date respectively.

The total share-based compensation expenses recognized in relation to Shengdu Acquisition for the years ended December 31, 2023, 2024 and 2025 were RMB405.2 million, RMB406.3 million and RMB121.0 million.

20. SHARE-BASED COMPENSATION (Continued)

(c)	Share-based compensation related to restricted shares (Continued)

The following table summarizes activities of the Company’s restricted shares under the 2022 Share Incentive Plan and Shengdu Acquisition:

	Number of
	restricted shares	Weighted average grant-date
	outstanding	fair value
		US$
Outstanding as of December 31, 2022	170,008,293	4.38
Vested	(13,292,404)	4.29
Outstanding as of December 31, 2023	156,715,889	4.39

Outstanding as of December 31, 2023	156,715,889	4.39
Vested	(13,297,108)	4.29
Outstanding as of December 31, 2024	143,418,781	4.40

Outstanding as of December 31, 2024	143,418,781	4.40
Vested	(26,726,342)	4.33
Outstanding as of December 31, 2025	116,692,439	4.41

As of December 31, 2025, there were RMB529.2 million of unrecognized compensation expenses related to restricted shares granted to the Group’s employees, which are expected to be recognized over a weighted-average period of 1.4 years and may be adjusted for future changes in forfeitures.

The total fair value of shares vested for restricted shares for the years ended December 31, 2023, 2024 and 2025 was RMB364.9 million, RMB365.1 million and RMB747.3 million.